Retirement Plan (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020 years	Dec. 31, 2019 USD ($)
Retirement Benefits [Abstract]
Period of employment preceding minimum length of employment to be eligible in the plan | years		2
Minimum length of employment for employees to participate in the plan (in years)		5 years
Minimum age requirement for employees to participate in the plan (in years)		21 years
Maximum annual contribution by employer based on participant's gross salary (as a percent)	15.00%
Company's contribution to the retirement plan | $			$ 135,000